Stock Based Compensation (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 22, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Stock-Based Compensation (Textual)
Granted, shares		499,000	0
Risk-free interest rate		1.77%
Volatility		60.00%
Dividend payout		$ 0
Purchase of common stock		499,000	0	0
Stock-based compensation		$ 58,559
Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Granted, shares		499,000
Purchase of common stock	499,000
Stock-based compensation		$ 58,559	$ 0
Unrecognized compensation cost		$ 644,150